Description of Business and Summary of Significant Accounting policies - Concentrations (Detail) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Revenue [Member] | Accuvant [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	10.00%	12.00%
Total Revenue [Member] | Carahsoft Technology Corporation [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Accounts Receivable [Member] | Accuvant [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	14.00%
Accounts Receivable [Member] | Scalar Decisions [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%